Financial Instruments Owned And Financial Instruments Sold, But Not Yet Purchased (Components Of Trading Securities Owned And Trading Securities Sold, But Not Yet Purchased) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	$ 1,143,684	$ 925,045
U.S. Government Agency Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	147,223	89,833
Corporate Fixed Income Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	329,179	269,561
Corporate Equity Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	46,802	32,044
State and Municipal Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	169,699	159,095
U.S. Government Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	13,466	9,951
Mortgage Backed Securities [Member] | Non-Agency [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	75,154	28,402
Mortgage Backed Securities [Member] | Agency [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	329,691	305,774
Sovereign Debt [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	32,470	30,385
Securities Sold, But Not yet Purchased [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	778,863	699,032
Securities Sold, But Not yet Purchased [Member] | U.S. Government Agency Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	10,348	20,549
Securities Sold, But Not yet Purchased [Member] | Corporate Fixed Income Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Fixed income securities	180,755	175,301
Securities Sold, But Not yet Purchased [Member] | Corporate Equity Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Equity securities	38,510	18,395
Securities Sold, But Not yet Purchased [Member] | State and Municipal Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
State and municipal securities		31
Securities Sold, But Not yet Purchased [Member] | U.S. Government Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	442,402	362,536
Securities Sold, But Not yet Purchased [Member] | Mortgage Backed Securities [Member] | Non-Agency [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned		1
Securities Sold, But Not yet Purchased [Member] | Mortgage Backed Securities [Member] | Agency [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	86,612	94,552
Securities Sold, But Not yet Purchased [Member] | Sovereign Debt [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Sovereign debt	20,236	27,667
Securities Owned
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	1,143,684	925,045
Securities Owned | U.S. Government Agency Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	147,223	89,833
Securities Owned | Corporate Fixed Income Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Fixed income securities	329,179	269,561
Securities Owned | Corporate Equity Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Equity securities	46,802	32,044
Securities Owned | State and Municipal Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
State and municipal securities	169,699	159,095
Securities Owned | U.S. Government Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	13,466	9,951
Securities Owned | Mortgage Backed Securities [Member] | Non-Agency [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	75,154	28,402
Securities Owned | Mortgage Backed Securities [Member] | Agency [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	329,691	305,774
Securities Owned | Sovereign Debt [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Sovereign debt	$ 32,470	$ 30,385